SEGMENT INFORMATION (Details 2) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment information
Operating revenues	$ 883,052	$ 985,038	$ 952,087	$ 893,430	$ 889,152	$ 864,536	$ 840,197	$ 838,309	$ 844,572	$ 1,939,637	$ 1,782,582	$ 3,719,707	$ 3,387,614	$ 3,151,802
Long-Lived Assets	5,572,818	5,188,544				4,676,103				5,572,818		5,188,544	4,676,103	$ 4,351,571
Accounts receivables, net of reserve	623,706	705,214				621,420				623,706		$ 705,214	$ 621,420
Operating revenues | Customer concentration | Customer one
Segment information
Concentration percentage												10.70%	9.50%	12.00%
Operating revenues | Customer concentration | Customer two
Segment information
Concentration percentage												8.20%	7.90%	10.20%
Receivables | Customer concentration
Segment information
Accounts receivables, net of reserve		122,500				94,100						$ 122,500	$ 94,100
United States
Segment information
Operating revenues	778,637			800,775						1,734,918	1,589,466	3,338,365	3,011,760	$ 2,864,570
Long-Lived Assets		4,753,844				4,345,950						4,753,844	4,345,950	4,039,770
Argentina
Segment information
Operating revenues	39,480			26,695						64,563	53,054	107,945	73,208	54,317
Long-Lived Assets		144,823				83,149						144,823	83,149	81,886
Colombia
Segment information
Operating revenues	22,903			21,064						46,354	47,794	85,176	100,052	82,247
Long-Lived Assets		107,112				81,315						107,112	81,315	84,389
Ecuador
Segment information
Operating revenues	6,420			16,822						21,614	34,622	69,195	67,890	56,448
Long-Lived Assets		70,742				63,894						70,742	63,894	38,265
Other foreign
Segment information
Operating revenues	$ 35,612			$ 28,074						$ 72,188	$ 57,646	119,026	134,704	94,220
Long-Lived Assets		$ 112,023				$ 101,795						$ 112,023	$ 101,795	$ 107,261